Related-Party Transactions (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related-Party Transactions [Abstract]
Insurance, benefits and incentive plan expenses, related party	$ 53,161,000	$ 70,056,000	$ 58,121,000
Interest income, related party	1,080,000	156,000	0
Transition services agreement period	18 months
Transition services agreement extension period	6 months
Due from related party	3,361,000
Due to related party	$ 1,048,000